VII Peaks-KBR Co-OptivistTM Income BDC II, Inc.

Supplement No. 6 dated February 26, 2013

to

Prospectus dated March 9, 2012

This Supplement No. 6 contains information which amends, supplements or modifies certain information contained in the Prospectus of VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. (the “Company”) dated March 9, 2012 (the “Prospectus”), as well as Supplement No. 5, dated November 13, 2012.

You should carefully consider the “Risk Factors” beginning on page 23 of the Prospectus before you decide to invest.

Summary

This supplement amends the third sentence of the first paragraph on page 2 of the Prospectus under the heading, “Summary—Overview” with the following:

We will seek to acquire debt securities that have an acceptable level of risk while also providing us with the potential to generate income to support sustainable distributions, even if no restructuring of the debt occurs.

This supplement amends the second sentence of the second paragraph on page 7 of the Prospectus under the heading, “Summary—Investment Criteria and Strategy” with the following:

We will focus on investment opportunities that provide us with the potential to generate income to support sustainable distributions, even if no restructuring of the debt occurs.

This supplement amends the final paragraph on page 3 and the first paragraph on page 4 of the Prospectus under the heading, “Summary—Our Affiliates” with the following:

Our affiliates also manage VII Peaks-KBR Co-Optivist B Fund I, LLC, VII Peaks-KBR Co-Optivist R Fund I, LLC and VII Peaks-KBR Co-Optivist B Fund II, LLC, private funds that were formed to conduct private placements of securities and which have substantially similar investment objectives as the Company. As of February 25, 2013, VII Peaks-KBR Co-Optivist B Fund I, LLC, VII Peaks-KBR Co-Optivist R Fund I, LLC and VII Peaks-KBR Co-Optivist B Fund II, LLC have raised an aggregate of $11,630,671.

The investment objective, strategy and fee structure of the private funds are substantially similar to those of VII Peaks-KBR Co-Optivist Income BDC II, Inc. However, the performance of the private funds is not necessarily indicative of our future performance.

Business

This supplement amends the third sentence of the first paragraph on page 49 of the Prospectus under the heading, “Business—Overview” with the following:

We will seek to acquire debt securities that have an acceptable level of risk while also providing us with the potential to generate income to support sustainable distributions, even if no restructuring of the debt occurs.

This supplement amends the second sentence of the first paragraph on page 53 of the Prospectus under the heading, “Business—Investment Criteria and Strategy” with the following:

We will focus on investment opportunities that provide us with the potential to generate income to support sustainable distributions, even if no restructuring of the debt occurs.